Supplemental Financial Information (Schedule of Supplemental Balance Sheet Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2024	Dec. 30, 2023	Dec. 31, 2022
Accounts and notes receivable
Trade receivables	$ 8,487	$ 8,675
Other receivables	2,202	2,315
Total receivables	10,689	10,990
Analysis of valuation allowances
Allowance, beginning of year	175	150	$ 147
Net amounts charged to expense	228	55	21
Deductions	(36)	(26)	(12)
Other	(11)	(4)	(6)
Allowance, end of year	356	175	150
Net receivables	10,333	10,815
Inventories (c)
Raw materials	2,440	2,388
Work-in-process	104	104
Finished goods	2,762	2,842
Inventories	5,306	5,334
Property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	56,005	54,439
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	27,997	27,400
Property, Plant and Equipment, net	28,008	27,039
Depreciation	2,945	2,714	$ 2,523
Other assets
Other Assets	6,951	6,661
Noncurrent notes and accounts receivable	111	200
Deferred marketplace spending	100	103
Prepaid Expense and Other Assets, Noncurrent	1,190	1,057
Operating Lease, Right-of-Use Asset	3,383	2,905
Other Assets, Miscellaneous	821	780
Accounts payable and other current liabilities
Accounts payable	10,997	11,635
Accrued marketplace spending	3,458	3,523
Accrued compensation and benefits	2,256	2,687
Dividends payable	1,885	1,767
Operating Lease, Liability, Current	642	556
Other current liabilities	5,216	4,969
Accounts payable and other current liabilities	24,454	25,137
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	56,005	54,439
Land [Member]
Property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	1,136	1,159
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,136	1,159
Buildings And Improvements
Property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	11,938	11,579
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 11,938	11,579
Buildings And Improvements | Maximum
Property, Plant and Equipment [Line Items]
Average Useful Life (Years)	44 years
Buildings And Improvements | Minimum
Property, Plant and Equipment [Line Items]
Average Useful Life (Years)	15 years
Construction In Progress
Property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	$ 5,941	5,695
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,941	5,695
Machinery And Equipment, Including Fleet And Software
Property, plant and equipment, net [Abstract]
Property, plant and equipment, gross	36,990	36,006
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 36,990	$ 36,006
Machinery And Equipment, Including Fleet And Software | Maximum
Property, Plant and Equipment [Line Items]
Average Useful Life (Years)	15 years
Machinery And Equipment, Including Fleet And Software | Minimum
Property, Plant and Equipment [Line Items]
Average Useful Life (Years)	5 years